PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited)
1
Voya Large-Cap Growth Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99.5%
Communication Services : 14.8%
189,645
Alphabet, Inc. - Class A
$ 40,377,317
4.9
57,669  Meta Platforms, Inc.
- Class A
42,600,090
5.1
15,161
(1)
Netflix, Inc.
18,318,278
2.2
45,328
(1)
ROBLOX Corp. - Class
A
5,647,416
0.7
14,718
(1)
Spotify Technology SA
10,035,910
1.2
23,909
(1)
Take-Two Interactive
Software, Inc.
5,577,252
0.7
122,556,263
14.8
Consumer Discretionary : 10.0%
169,322
(1)
Amazon.com, Inc.
38,774,738
4.7
1,639
Booking Holdings, Inc.
9,176,843
1.1
37,395
Lowe's Cos., Inc.
9,650,154
1.2
52,305
(1)
O'Reilly Automotive,
Inc.
5,422,982
0.6
54,393
Starbucks Corp.
4,796,918
0.6
44,294
(1)
Tesla, Inc.
14,788,438
1.8
82,610,073
10.0
Consumer Staples : 2.8%
58,450
(1)
Dollar Tree, Inc.
6,380,986
0.8
174,081
Kenvue, Inc.
3,605,218
0.4
41,616  Philip Morris
International, Inc.
6,955,282
0.8
65,900
Walmart, Inc.
6,390,982
0.8
23,332,468
2.8
Energy : 0.5%
44,782  Chesapeake Energy
Corp.
4,334,002
0.5
Financials : 5.7%
171,624
Blue Owl Capital, Inc.
3,178,476
0.4
11,494  Goldman Sachs
Group, Inc.
8,565,904
1.0
56,304  Tradeweb Markets,
Inc. - Class A
6,945,661
0.9
81,016
Visa, Inc. - Class A
28,499,809
3.4
47,189,850
5.7
Health Care : 7.1%
54,455
(1)
Boston Scientific Corp.
5,745,002
0.7
19,647
Danaher Corp.
4,043,746
0.5
28,396
Eli Lilly & Co.
20,802,342
2.5
18,484
(1)
Intuitive Surgical, Inc.
8,748,385
1.0
10,785
McKesson Corp.
7,405,412
0.9
2,963
(1)
Mettler-Toledo
International, Inc.
3,854,982
0.5
21,918
(1)
Vertex
Pharmaceuticals, Inc.
8,570,376
1.0
59,170,245
7.1
Industrials : 6.2%
39,714
3M Co.
6,176,718
0.7
7,798
(1)
Axon Enterprise, Inc.
5,827,367
0.7
27,720
(1)
Builders FirstSource,
Inc.
3,844,210
0.5
22,207
Cintas Corp.
4,664,136
0.6
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
10,494  Comfort Systems USA,
Inc.
$ 7,381,270
0.9
45,059  Howmet Aerospace,
Inc.
7,844,772
0.9
74,885  Johnson Controls
International PLC
8,004,458
1.0
84,700
(1)
Uber Technologies,
Inc.
7,940,625
0.9
51,683,556
6.2
Information Technology : 50.3%
315,780
Apple, Inc.
73,305,169
8.8
15,127
(1)
AppLovin Corp. - Class
A
7,239,631
0.9
30,279
(1)
Atlassian Corp. - Class
A
5,383,001
0.7
135,817
Broadcom, Inc.
40,390,618
4.9
20,868
(1)
Cloudflare, Inc. - Class
A
4,355,360
0.5
11,412
(1)
Crowdstrike Holdings,
Inc. - Class A
4,835,264
0.6
61,558
Lam Research Corp.
6,165,034
0.7
31,001  Micron Technology,
Inc.
3,689,429
0.4
212,618
Microsoft Corp.
107,731,414
13.0
12,382
(1)
Monday.com Ltd.
2,389,726
0.3
688,742
NVIDIA Corp.
119,965,082
14.5
48,505
Oracle Corp.
10,968,436
1.3
54,837
(1)
Palantir Technologies,
Inc. - Class A
8,593,506
1.0
14,313
(1)
ServiceNow, Inc.
13,131,605
1.6
38,547
(1)
Snowflake, Inc. - Class
A
9,199,627
1.1
417,342,902
50.3
Materials : 1.5%
18,302
Sherwin-Williams Co.
6,695,421
0.8
18,663
Vulcan Materials Co.
5,433,919
0.7
12,129,340
1.5
Real Estate : 0.6%
29,961
Welltower, Inc.
5,041,837
0.6
Total Common Stock
(Cost $391,606,945)
825,390,536
99.5

PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited) (continued)
2
Voya Large-Cap Growth Fund
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.6%
Mutual Funds : 0.6%
4,708,000
(2)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.190%
(Cost $4,708,000) $ 4,708,000 0.6
Total Short-Term
Investments
(Cost $4,708,000)
$ 4,708,000
0.6
Total Investments in
Securities
(Cost $396,314,945) $ 830,098,536 100.1
Liabilities in Excess
of Other Assets (699,878) (0.1)
Net Assets $ 829,398,658 100.0
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of August 31, 2025.

PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited) (continued)
3
Voya Large-Cap Growth Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2025
Asset Table
Investments, at fair value
Common Stock* $ 825,390,536 $ — $ — $ 825,390,536
Short-Term Investments 4,708,000 — — 4,708,000
Total Investments, at fair value $ 830,098,536 $ — $ — $ 830,098,536
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 438,059,774
Gross Unrealized Depreciation (4,276,183)
Net Unrealized Appreciation $ 433,783,591